Subsequent events (Details) (USD $)	0 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended
	May 01, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Oct. 01, 2013 Subsequent event [Member]	Sep. 30, 2013 Loans receivable [Member] Mortgage Loans on Real Estate, Pool six [Member] Residential mortgage [Member]	Oct. 21, 2013 Loans receivable [Member] Mortgage Loans on Real Estate, Pool six [Member] Residential mortgage [Member] Subsequent event [Member] loan	Oct. 17, 2013 Preferred stock [Member] Subsequent event [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares					17,187,000
Sale of Stock, Price Per Share	$ 18.75				$ 21
Proceeds from Issuance of Common Stock	$ 309,500,000	$ 500,000	$ 100,000,000	$ 323,619,000	$ 349,400,000
Payments to Acquire Other Investments								18,000,000
Number of loans acquired							1,100
Loans acquired, aggregate collateral market value						$ 404,000,000	$ 298,000,000